STATEMENT OF DEFICIENCY IN STOCKHOLDERS' EQUITY - Lewis and Clark Pharmaceuticals, Inc. [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at beginning at Dec. 31, 2014	$ 1,058,000	$ 165,048	$ (1,502,274)	$ (279,226)
Balance at beginning (in shares) at Dec. 31, 2014	1,817,978
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		$ 66,866		66,866
Net loss			(852,254)	(852,254)
Balance at end at Dec. 31, 2015	$ 1,058,000	231,914	(2,354,528)	(1,064,614)
Balance at end (in shares) at Dec. 31, 2015	1,817,978
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		154,360		154,360
Net loss			(1,002,343)	(1,002,343)
Balance at end at Dec. 31, 2016	$ 1,058,000	$ 386,274	$ (3,356,871)	$ (1,912,597)
Balance at end (in shares) at Dec. 31, 2016	1,817,978